Financial Instruments - Summary of Differences Were Identified For The Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets:
Financial assets	$ 10,119
Financial assets, at fair value		$ 9,948
Financial liabilities:
Financial liabilities	1,153
Financial liabilities, at fair value		990
Financial assets at amortised cost, category [member] | Marketable Securities [Member]
Financial assets:
Financial assets	10,119
Financial assets, at fair value		9,948
Financial liabilities at amortised cost, category [member] | Long-term borrowings [member]
Financial liabilities:
Financial liabilities	$ 1,153
Financial liabilities, at fair value		$ 990